Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical)	Oct. 23, 2023	Oct. 23, 2023	Nov. 02, 2022
Statement of Stockholders' Equity [Abstract]
Stockholders equity reverse stock split	4:1	4:1	60:1